CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Discounts on convertible notes payable	$ (89,147)	$ (46,798)
Total convertible debt less debt discount	3,717,936	3,515,752
Current portion	3,717,936	3,515,752
Long-term portion	$ 0	$ 0